Note 11 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	Earnings / (Loss) per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2017	2018	2019
Income:
Net income	849,701	1,119,735	16,497
Dividends to Series B preferred shares	-	(565,229)	(1,748,981)
Preferred deemed dividend	-	-	(185,665)
Net income / (loss) attributable to common shareholders	849,701	554,506	(1,918,149)
Weighted average common shares – outstanding, basic and diluted	2,213,505	2,232,821	2,251,439
Basic and diluted earnings / (loss) per share	0.38	0.25	(0.85)

During
2017,
2018
and
2019,
the effect of the non-vested stock awards and of Series B Preferred Shares was anti-dilutive. The number of dilutive securities was nil
shares in
2017,
2018
and
2019.